Commitments and Contingencies - Litigation (Details) - 12 months ended Dec. 31, 2024 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Commitments and Contingencies.
Litigation aggregate amount | ¥		¥ 9.1
Refund from legal settlement	$ 8.4
Loss on litigation settlements	$ 8.4